ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2020
ACCOUNTS RECEIVABLE [Abstract]
ACCOUNTS RECEIVABLE
3.	ACCOUNTS RECEIVABLE

	December 31, 2020 $	December 31, 2019 $

Accounts receivable	363,653	745,002

As at December 31, 2020 95% of the Company’s accounts receivable are current, and accordingly no provision for doubtful accounts, was made.
One customer accounted for 73% of accounts receivable at December 31, 2020 (2019 – 98% of accounts receivable) and 95% (2019 – 99%) of total revenues during year ended December 31, 2020.